Prepayments and Other Current Assets - Schedule of Other Receivable and Other Current Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Other Receivable and Other Current Assets [Abstract]
Deposit	$ 24,018	$ 26,935
Warranty	4,574	13,087
VAT deductibles	254,022	140,944
Export tax rebate receivable	31,295	75,639
Cash advanced to employees	390,296	51,343
Advances to suppliers	6,089,427	7,144,369
Others	32,362
Total prepayments and other current assets	$ 6,825,994	$ 7,452,317